Parent Company Statements (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses:
Other expenses									$ 1,143,175	$ 1,018,650	$ 936,799
Income (loss) before income taxes									6,588,318	8,542,188	7,855,418
Benefit for income taxes									1,460,616	2,456,000	2,095,000
Equity in undistributed net income:
Net Income	294,000	1,460,000	1,429,000	1,944,000	1,622,000	1,021,000	1,492,000	1,950,000	5,127,702	6,086,188	5,760,418
Oneida Financial Corp.
Revenue:
Dividends from subsidiary									0	3,300,000	5,000,000
Interest on investments and deposits									6,599	15,333	20,300
Total revenue									6,599	3,315,333	5,020,300
Expenses:
Compensations and benefits									219,440	246,736	198,095
Other expenses									247,770	279,845	230,393
Total expenses									467,210	526,581	428,488
Income (loss) before income taxes									(460,611)	2,788,752	4,591,812
Benefit for income taxes									(177,175)	(198,000)	(157,000)
(Loss) income before equity in undistributed net income of subsidiary									(283,436)	2,986,752	4,748,812
Equity in undistributed net income:
Subsidiary bank									5,411,138	3,099,436	1,011,606
Net Income									$ 5,127,702	$ 6,086,188	$ 5,760,418